Effective December 1, 2014, the final paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund's equity securities portfolio managers and may also be considered by other portfolio managers.

Effective December 1, 2014, the paragraph titled "Investment Selection Risk" in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Effective December 1, 2014, the sub-section entitled "Portfolio Manager(s)" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager	Since	Title
Nevin P. Chitkara	2006	Investment Officer of MFS
Pablo De La Mata	September 2014	Investment Officer of MFS
Pilar Gomez-Bravo	2013	Investment Officer of MFS
Steven R. Gorham	2000	Investment Officer of MFS
Richard O. Hawkins	2010	Investment Officer of MFS
Robert D. Persons	2013	Investment Officer of MFS
Jonathan W. Sage	December 2014	Investment Officer of MFS
Benjamin Stone	2009	Investment Officer of MFS
Erik S. Weisman	2005	Investment Officer of MFS
Barnaby Wiener	2003	Investment Officer of MFS

As of December 31, 2014, Barnaby Wiener will no longer be a portfolio manager of the fund.

Effective December 1, 2014, the final paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument are used by certain of the fund's equity securities portfolio managers and may also be considered by other portfolio managers.

Effective December 1, 2014, the paragraph titled "Investment Selection Risk" in the sub-section entitled "Principal Risks" under the main heading "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Effective December 1, 2014, the table in the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager	Primary Role	Five Year History
Nevin P. Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Pablo De La Mata	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2008
Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager
Employed in the investment area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012; Co-founder of Marengo Asset Management from June 2010 to April 2011; Head of Credit Europe of Neuberger Berman from June 2006 to May 2010

Steven R. Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992

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MFS Global Total Return Fund

Portfolio Manager	Primary Role	Five Year History
Richard O. Hawkins	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1988
Robert D. Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan W. Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Benjamin Stone	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2005
Erik S. Weisman	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
Barnaby Wiener	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1998

As of December 31, 2014, Barnaby Wiener will no longer be a portfolio manager of the fund.

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